Cover	Apr. 30, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 30, 2025
Entity Registrant Name	First Busey Corporation
Entity Incorporation, State or Country Code	NV
Entity File Number	0-15950
Entity Tax Identification Number	37-1078406
Entity Address, Address Line One	11440 Tomahawk Creek Parkway
Entity Address, State or Province	KS
Entity Address, Postal Zip Code	66211
City Area Code	(217)
Local Phone Number	365-4544
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	BUSE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000314489
Entity Address, City or Town	Leawood